DEFERRED TAX ASSETS AND LIABILITIES (Schedule of Recognised Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 8,698	$ 14,556
Deferred tax liabilities	10,832	18,361
Net deferred tax assets/(liabilities)	(2,134)	(3,805)	$ (12,027)
Property, plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	448
Deferred tax liabilities	(98)	(574)
Net deferred tax assets/(liabilities)	350	(574)	(830)
Intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets
Deferred tax liabilities	(9,443)	(16,430)
Net deferred tax assets/(liabilities)	(9,443)	(16,430)	(22,319)
Inventories [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,006	897
Deferred tax liabilities
Net deferred tax assets/(liabilities)	1,006	897	1,015
Provisions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	3,510	5,701
Deferred tax liabilities
Net deferred tax assets/(liabilities)	3,510	5,701	2,960
Other items [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	2,109	2,035
Deferred tax liabilities	(1,291)	(1,357)
Net deferred tax assets/(liabilities)	818	678	471
Tax value of loss carryforwards recognised [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,625	5,923
Deferred tax liabilities
Net deferred tax assets/(liabilities)	$ 1,625	$ 5,923	$ 6,676